COVER	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	CUMMINS INC.
Entity Central Index Key	0000026172
Amendment Flag	false
EBP 020
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	CUMMINS INC.
Entity Central Index Key	0000026172
Amendment Flag	false
EPB 030
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	CUMMINS INC.
Entity Central Index Key	0000026172
Amendment Flag	false